Debt - Components of Long-term Debt (Detail) In Millions, unless otherwise specified					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2014 6.500% 10-year Notes [Member] CAD	Dec. 31, 2013 6.500% 10-year Notes [Member] CAD	Dec. 31, 2014 6.250% 10-year Medium-term Notes [Member] CAD	Dec. 31, 2013 6.250% 10-year Medium-term Notes [Member] CAD	Dec. 31, 2014 7.250% 10-year Notes [Member] CAD	Dec. 31, 2013 7.250% 10-year Notes [Member] CAD	Dec. 31, 2014 9.450% 30-year Debentures [Member] CAD	Dec. 31, 2013 9.450% 30-year Debentures [Member] CAD	Dec. 31, 2014 5.100% 10-year Medium Term Notes [Member] CAD	Dec. 31, 2013 5.100% 10-year Medium Term Notes [Member] CAD	Dec. 31, 2014 4.50% 10-year Notes [Member] CAD	Dec. 31, 2013 4.50% 10-year Notes [Member] CAD	Dec. 31, 2014 4.450% 12.5 year Notes [Member] CAD	Dec. 31, 2013 4.450% 12.5 year Notes [Member] CAD	Dec. 31, 2014 7.125% 30-year Debentures [Member] CAD	Dec. 31, 2013 7.125% 30-year Debentures [Member] CAD	Dec. 31, 2014 5.750% 30-year Debentures [Member] CAD	Dec. 31, 2013 5.750% 30-year Debentures [Member] CAD	Dec. 31, 2014 5.950% 30-year Notes [Member] CAD	Dec. 31, 2013 5.950% 30-year Notes [Member] CAD	Dec. 31, 2014 6.450% 30-year Notes [Member] CAD	Dec. 31, 2013 6.450% 30-year Notes [Member] CAD	Dec. 31, 2014 5.750% 30-year Notes [Member] CAD	Dec. 31, 2013 5.750% 30-year Notes [Member] CAD	Dec. 31, 2014 Secured Equipment Loan [Member] CAD	Dec. 31, 2013 Secured Equipment Loan [Member] CAD	Dec. 31, 2014 5.41% Senior Secured Notes [Member] CAD	Dec. 31, 2013 5.41% Senior Secured Notes [Member] CAD	Dec. 31, 2014 6.91% Secured Equipment Notes [Member] CAD	Dec. 31, 2013 6.91% Secured Equipment Notes [Member] CAD	Dec. 31, 2014 5.57% Senior Secured Notes [Member] CAD	Dec. 31, 2013 5.57% Senior Secured Notes [Member] CAD	Dec. 31, 2014 7.49% Equipment Trust Certificates [Member] CAD	Dec. 31, 2013 7.49% Equipment Trust Certificates [Member] CAD	Dec. 31, 2014 3.88% Senior Secured Notes Series A & B [Member] CAD	Dec. 31, 2013 3.88% Senior Secured Notes Series A & B [Member] CAD	Dec. 31, 2014 4.28% Senior Secured Notes [Member] CAD	Dec. 31, 2013 4.28% Senior Secured Notes [Member] CAD	Dec. 31, 2014 Other Long-term Loans (nil% - 5.50%) [Member] CAD	Dec. 31, 2013 Other Long-term Loans (nil% - 5.50%) [Member] CAD	Dec. 31, 2014 Obligations Under Capital Leases (4.90% - 6.99%) [Member] CAD	Dec. 31, 2013 Obligations Under Capital Leases (4.90% - 6.99%) [Member] CAD	Dec. 31, 2014 Obligations Under Capital Leases (12.77%) [Member] CAD	Dec. 31, 2013 Obligations Under Capital Leases (12.77%) [Member] CAD	Dec. 31, 2014 Commercial Paper [Member] CAD	Dec. 31, 2014 Total Long-term Debt Before Perpetual Consolidated Debenture Stock [Member] CAD	Dec. 31, 2013 Total Long-term Debt Before Perpetual Consolidated Debenture Stock [Member] CAD	Dec. 31, 2014 Perpetual 4% Consolidated Debenture Stock (USD) [Member] CAD	Dec. 31, 2013 Perpetual 4% Consolidated Debenture Stock (USD) [Member] CAD	Dec. 31, 2014 Perpetual 4% Consolidated Debenture Stock (GB) [Member] CAD	Dec. 31, 2013 Perpetual 4% Consolidated Debenture Stock (GB) [Member] CAD
Debt Instrument [Line Items]
Maturity					2018-05		2018-06		2019-05		2021-08		2022-01		2022-01		2023-03		2031-10		2033-03		2037-05		2039-11		2042-01		2015-08		2024-03		2024-10		2024-12		2021-01				2027-03						2031-01
Maturity earliest																																							2026-10				2015-01		2022-01
Maturity latest																																							2026-12				2025-01		2026-01
Currency in which payable					U.S.$		CDN$		U.S.$		U.S.$		CDN$		U.S.$		U.S.$		U.S.$		U.S.$		U.S.$		CDN$		U.S.$		CDN$		U.S.$		CDN$		U.S.$		U.S.$		U.S.$		U.S.$		U.S.$		U.S.$		CDN$		U.S.$			U.S.$		G.B.£
Long-term debt and capital lease obligation current and non-current	$ 4,047	5,793	$ 3,527	4,876	319	292	374	374	405	371	290	266	125	125	287	262	405	371	406	372	282	258	515	471	400	400	284	260	62	80	121	116	156	167	65	62	96	96	148	140	77	73	2	2	147	277	3	3	783	5,752	4,838	35	32	6	6
Less: Long-term debt maturing within one year		134		189
Long-term debt		5,659		4,687